Supplement to the
Fidelity® Global Balanced Fund
December 30, 2008
Prospectus

Fidelity Global Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Global Balanced
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

23.03%	-5.97%	-8.15%	-6.14%	29.90%	13.67%	9.00%	13.70%	13.77%	-23.27%

During the periods shown in the chart for Global Balanced:

Returns

Quarter ended

Highest Quarter Return	14.26%	December 31, 1999
Lowest Quarter Return	-12.35%	September 30, 2008

GBL-09-01 February 19, 2009
1.855563.103

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2008

Past 1 year

Past 5 years

Past 10 years

Global Balanced
Return Before Taxes	-23.27%	4.22%	4.77%
Return After Taxes on Distributions	-23.95%	2.83%	3.63%
Return After Taxes on Distributions and Sale of Fund Shares	-14.93%	3.33%	3.75%
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)	-40.46%	-0.13%	-0.37%
Citigroup® World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	10.89%	6.05%	5.90%
Fidelity Global Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	-22.78%	2.52%	2.35%

The following information replaces the similar biographical information found in the "Fund Management" section on page 24.

Derek Young is co-lead manager of the fund, which he has managed since January 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Ruben Calderon is co-lead manager of the fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst and asset allocation strategist.

Supplement to the

Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2008

Fidelity Global Balanced Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective February 1, 2009, Derek Young and Ruben Calderon serve as co-lead managers of the fund.

GBLB-09-01 February 19, 2009
1.850948.102